Cover	May 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2026
Entity File Number	001-42451
Entity Registrant Name	TRANSLATIONAL DEVELOPMENT ACQUISITION CORP.
Entity Central Index Key	0001926599
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	52 E. 83rd Street,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028
City Area Code	917
Local Phone Number	979-3072
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TDACU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value per share
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	TDAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TDACW
Security Exchange Name	NASDAQ